Revenue and Segment Information - Revenue from Products (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of products and services [Line Items]
Total consolidated revenue	¥ 2,830,987	$ 435,115	¥ 2,249,533	¥ 2,445,756
Tubed steel wheels [Member]
Disclosure of products and services [Line Items]
Total consolidated revenue	1,286,535	197,737	1,227,862	1,373,210
Tubeless steel wheels [Member]
Disclosure of products and services [Line Items]
Total consolidated revenue	1,242,528	190,973	818,488	918,191
Off-road steel wheels [Member]
Disclosure of products and services [Line Items]
Total consolidated revenue	51,451	7,908	36,593	43,403
Aluminum wheels [Member]
Disclosure of products and services [Line Items]
Total consolidated revenue	191,868	29,490	103,759	27,413
Wheel components [Member]
Disclosure of products and services [Line Items]
Total consolidated revenue	¥ 58,605	$ 9,007	¥ 62,831	¥ 83,539